UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5883

Dreyfus Index Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000
Date of fiscal year end:	10/31
Date of reporting period:	07/31/08

FORM N-Q

Item 1.

Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus International Stock Index Fund
July 31, 2008 (Unaudited)

Common Stocks--96.4%	Shares		Value ($)
Australia--6.3%
AGL Energy	17,165		215,267
Alumina	42,651		183,822
Amcor	34,100		167,745
AMP	72,355		440,321
Aristocrat Leisure	12,996		58,576
Asciano Group	20,850		81,968
ASX	6,191		198,905
Australia & New Zealand Banking Group	71,691		1,075,566
AXA Asia Pacific Holdings	32,642		136,163
Babcock & Brown	9,065		55,420
Bendigo and Adelaide Bank	8,901		89,142
BHP Billiton	125,366		4,677,225
Billabong International	6,249		59,133
BlueScope Steel	28,007		303,554
Boart Longyear Group	45,499		86,744
Boral	24,301		126,270
Brambles	54,273		416,768
Caltex Australia	4,873		54,248
CFS Retail Property Trust	52,841		100,464
Coca-Cola Amatil	19,556		140,664
Cochlear	1,959		81,226
Commonwealth Bank of Australia	49,158		1,809,720
Computershare	17,767		144,882
Crown	17,377		128,232
CSL	20,761		673,400
CSR	37,349		73,307
Dexus Property Group	114,018		149,368
Fairfax Media	45,679		116,959
Fortescue Metals Group	48,260	a	388,708
Foster's Group	73,431		339,877
Goodman Fielder	49,986		61,376
Goodman Group	53,941		127,457
GPT Group	77,014		108,074
Harvey Norman Holdings	20,532		61,845
Incitec Pivot	1,894		288,349
Insurance Australia Group	67,595		246,053
James Hardie Industries	16,388		70,387
Leighton Holdings	5,280		207,830
Lend Lease	14,124		132,714
Lion Nathan	11,086		91,661
Macquarie Airports	25,551		67,470
Macquarie Group	10,066		475,253
Macquarie Infrastructure Group	95,835		228,292
Macquarie Office Trust (Units)	72,900		61,554
Metcash	27,739		103,151
Mirvac Group	38,986		93,441
National Australia Bank	61,237		1,392,985
Newcrest Mining	17,395		482,611
OneSteel	27,727		174,338
Orica	12,069		268,796
Origin Energy	32,830		487,819
OZ Minerals	105,379		196,233
Paladin Energy	19,374	a	98,375
Perpetual	1,401		53,040
Qantas Airways	37,434		115,006

QBE Insurance Group	33,072		701,886
Rio Tinto	10,703		1,234,449
Santos	22,650		381,706
Sims Group	5,776		179,593
Sonic Healthcare	11,613		150,427
St. George Bank	20,693		531,065
Stockland	53,514		229,158
Suncorp-Metway	35,715		443,188
Tabcorp Holdings	19,027		153,616
Tatts Group	37,398		85,710
Telstra	161,772		679,414
Toll Holdings	19,612		118,705
Transurban Group	40,865		196,403
Virgin Blue Holdings	19,612		14,191
Wesfarmers	23,811		762,911
Wesfarmers PPS	5,443		174,527
Westfield Group	66,489		997,921
Westpac Banking	70,260		1,399,316
Woodside Petroleum	18,192		909,305
Woolworths	45,912		1,077,127
WorleyParsons	5,350		158,482
			28,846,854
Austria--.6%
Andritz	1,336		80,253
Erste Bank der Oesterreichischen Sparkassen	7,010		451,168
IMMOEAST	14,496	a	104,267
IMMOFINANZ	16,716		151,793
Meinl European Land	11,588	a	115,894
OMV	6,143		425,559
Raiffeisen International Bank Holding	2,034		254,520
Strabag	1,910		128,740
Telekom Austria	13,353		275,844
Verbund-Oesterreichische Elektrizitaetswirtschafts, Cl. A	2,986		238,164
Vienna Insurance Group	1,383		92,463
Voestalpine	4,288		283,338
Wienerberger	3,151		85,053
			2,687,056
Belgium--.9%
Belgacom	6,370		252,297
Colruyt	623		174,228
Compagnie Nationale a Portefeuille	1,215		95,752
Delhaize Group	3,660		201,525
Dexia	19,828		271,316
Fortis	78,127		1,106,836
Groupe Bruxelles Lambert	3,128		348,955
Groupe Bruxelles Lambert (Strip)	236	a	4
InBev	6,944		468,589
KBC Ancora	965		77,661
KBC Groep	6,026		616,402
Mobistar	1,138		94,372
Solvay	2,226		267,570
UCB	3,799		130,433
Umicore	4,525		204,321
			4,310,261
China--.0%
C.C. Land Holdings	30,000		17,606
Foxconn International Holdings	83,000	a	78,424
			96,030
Denmark--1.0%
AP Moller - Maersk, Cl. A	20		232,964
AP Moller - Maersk, Cl. B	41		481,864

Carlsberg, Cl. B	2,510		204,974
Coloplast, Cl. B	1,027		86,875
Danisco	1,915		131,355
Danske Bank	17,377		496,943
DSV	7,324		157,757
FLSmidth & Co.	2,007		195,376
Jyske Bank	2,176	a	138,109
Novo Nordisk, Cl. B	17,410		1,112,280
Novozymes, Cl. B	1,759		167,004
Rockwool International, Cl. B	243		28,356
Sydbank	2,192		83,658
Topdanmark	627	a	91,653
TrygVesta	1,026		75,311
Vestas Wind Systems	6,987	a	923,447
William Demant Holding	980	a	59,740
			4,667,666
Finland--1.6%
Cargotec, Cl. B	1,444		47,786
Elisa	5,537		117,838
Fortum	16,651		738,347
Kesko, Cl. B	2,668		74,305
Kone, Cl. B	5,606		170,475
Metso	4,783		173,135
Neste Oil	4,602		112,013
Nokia	148,523		4,090,106
Nokian Renkaat	3,727		162,124
Orion, Cl. B	3,310		67,964
Outokumpu	4,446		104,609
Pohjola Bank, Cl. A	3,382		55,776
Rautaruukki	3,101		117,862
Sampo, Cl. A	16,092		407,246
Sanoma-WSOY	3,180		69,215
Stora Enso, Cl. R	21,649		197,264
UPM-Kymmene	19,658		313,156
Wartsila	3,161		193,876
YIT	5,145		88,544
			7,301,641
France--9.7%
Accor	7,537		506,371
ADP	1,217		106,069
Air France-KLM	4,856		121,756
Air Liquide	9,459		1,243,683
Alcatel-Lucent	88,214	a	531,965
Alstom	7,718		872,086
Atos Origin	2,750		159,829
AXA	58,118		1,721,541
BNP Paribas	30,445		3,030,629
Bouygues	8,886		578,702
Bureau Veritas	1,472		89,962
Cap Gemini	5,317		342,205
Carrefour	23,359		1,200,168
Casino Guichard Perrachon	1,681		168,646
Christian Dior	2,006		217,213
Cie de Saint-Gobain	10,580		663,767
Cie Generale d'Optique Essilor International	7,594		376,311
CNP Assurances	1,459		163,333
Compagnie Generale de Geophysique-Veritas	4,745	a	187,677
Compagnie Generale des Etablissements Michelin, Cl. B	5,491		364,627
Credit Agricole	33,497		719,674
Dassault Systemes	2,306		150,251
Eiffage	1,155		69,957

Electricite de France	7,381		644,335
Eramet	193		134,753
Eurazeo	787		78,820
Eutelsat Communications	3,172		88,738
France Telecom	68,217		2,168,103
GDF SUEZ	4,716		296,829
Gecina	406		48,257
Groupe Danone	16,323		1,216,101
Hermes International	2,692		430,480
ICADE	739		80,020
Imerys	1,074		64,649
JC Decaux	2,248		57,242
Klepierre	2,777		113,304
L'Oreal	9,156		962,857
Lafarge	5,557		761,257
Lagardere	4,607		254,100
Legrand	2,913		74,811
LVMH Moet Hennessy Louis Vuitton	9,327		1,032,501
M6-Metropole Television	2,144		49,141
Natixis	15,705		128,400
Neopost	1,237		123,735
PagesJaunes Groupe	4,274		58,083
Pernod-Ricard	6,276		549,635
Peugeot	5,668		278,925
PPR	2,855		312,575
Publicis Groupe	4,951		162,685
Renault	7,053		591,051
Safran	6,493		110,324
Sanofi-Aventis	38,242		2,689,208
Schneider Electric	8,275		922,113
Scor	6,516		155,753
Societe BIC	1,052		53,706
Societe Generale	17,505		1,634,368
Societe Television Francaise 1	4,756		82,072
Sodexo	3,616		237,298
Suez	39,086		2,350,941
Suez (Strip)	2,304	a	36
Suez Environnement (Rights)	39,086	a	281,137
Technip	3,926		334,946
Thales	3,490		198,318
Total	80,427		6,199,048
Unibail-Rodamco	2,849		641,305
Valeo	2,439		79,344
Vallourec	1,913		573,554
Veolia Environnement	13,770		732,630
Vinci	15,450		879,868
Vivendi	43,870		1,846,056
Wendel	886		98,993
Zodiac	1,374		61,956
			44,510,783
Germany--8.7%
Adidas	7,827		481,280
Allianz	16,815		2,868,089
Arcandor	2,010	a	23,301
BASF	36,328		2,306,351
Bayer	28,545		2,468,270
Bayerische Motoren Werke	12,192		549,945
Beiersdorf	3,345		216,591
Bilfinger Berger	1,403		95,136
Celesio	2,961		96,972
Commerzbank	23,807		771,874

Continental	5,802		654,956
Daimler	34,363		2,001,452
Deutsche Bank	18,945		1,761,425
Deutsche Boerse	7,489		858,947
Deutsche Lufthansa	8,954		206,345
Deutsche Post	30,987		729,567
Deutsche Postbank	3,223		228,857
Deutsche Telekom	105,894		1,843,050
E.ON	23,681		4,524,338
Fraport	1,116		68,361
Fresenius	982		85,848
Fresenius Medical Care & Co.	7,326		404,981
GEA Group	5,764		190,569
Hamburger Hafen und Logistik	662		43,185
Hannover Rueckversicherung	2,187		104,552
HeidelbergerCement	918		109,801
Henkel & Co.	4,583		176,335
Hochtief	1,550		121,113
Hypo Real Estate Holding	7,752		218,438
Infineon Technologies	27,840	a	212,627
IVG Immobilien	3,487		66,376
K+S	5,604		695,910
Linde	4,833		670,219
MAN	4,037		407,530
Merck	2,511		304,100
Metro	4,266		241,282
Muenchener Rueckversicherungs	7,753		1,291,925
Puma	242		78,371
Q-Cells	2,093	a	205,701
Rheinmetall	1,480		91,166
RWE	16,619		1,995,566
Salzgitter	1,544		254,539
SAP	32,905		1,912,938
Siemens	32,442		3,986,663
Solarworld	3,106		146,354
ThyssenKrupp	13,744		770,060
TUI	8,161		188,198
United Internet	4,560		88,152
Volkswagen	5,455		1,742,754
Wacker Chemie	485		100,871
			39,661,231
Greece--.7%
Alpha Bank	14,394		426,708
Coca-Cola Hellenic Bottling	6,164		151,571
EFG Eurobank Ergasias	12,045		300,317
Hellenic Petroleum	4,036		53,148
Hellenic Telecommunications Organization	10,170		212,629
Marfin Investment Group	24,710	a	185,830
National Bank of Greece	18,481		878,894
OPAP	8,652		310,485
Piraeus Bank	11,949		359,074
Public Power	4,070		126,370
Titan Cement	2,341		92,921
			3,097,947
Hong Kong--2.1%
ASM Pacific Technology	8,000		57,559
Bank of East Asia	52,991		255,351
BOC Hong Kong Holdings	143,000		360,442
Cathay Pacific Airways	45,000		86,010
Cheung Kong Holdings	53,000		745,139
Cheung Kong Infrastructure Holdings	19,000		83,903

Chinese Estates Holdings	22,000		31,259
CITIC International Financial Holdings	61,000	a	49,499
CLP Holdings	75,788		621,672
Esprit Holdings	38,700		413,599
Hang Lung Group	32,000		142,861
Hang Lung Properties	77,000		241,545
Hang Seng Bank	28,400		558,247
Henderson Land Development	40,762		252,282
Hong Kong & China Gas	155,483		343,243
Hong Kong Aircraft Engineerg	2,000		27,515
Hong Kong Exchanges & Clearing	38,500		569,769
HongKong Electric Holdings	52,500		303,654
Hopewell Holdings	24,000		86,042
Hutchison Telecommunications International	54,000	a	70,795
Hutchison Whampoa	79,800		748,974
Hysan Development	27,000		77,083
Kerry Properties	25,000		131,888
Kingboard Chemical Holdings	22,000		105,507
Lee & Man Paper Manufacturing	13,000		15,267
Li & Fung	86,600		294,081
Lifestyle International Holdings	22,000		33,027
Link REIT	84,500		189,388
Mongolia Energy	126,000	a	130,859
MTR	54,000		176,018
New World Development	87,191		163,232
NWS Holdings	25,000		53,611
Orient Overseas International	8,300		36,155
Pacific Basin Shipping	56,000		78,603
PCCW	152,207		96,023
Shangri-La Asia	48,000		102,969
Shun TAK Holdings	36,000		28,259
Sino Land	54,664		109,468
Sun Hung Kai Properties	51,699		771,288
Swire Pacific, Cl. A	30,500		324,578
Television Broadcasts	12,000		67,193
Wharf Holdings	54,192		239,932
Wheelock & Co.	29,000		78,877
Wing Hang Bank	7,000		93,915
Wing Lung Bank	2,100		41,209
Yue Yuen Industrial Holdings	24,800		64,107
			9,551,897
Ireland--.4%
Allied Irish Banks	33,536		415,720
Anglo Irish Bank	27,946		223,247
Bank of Ireland	6,246		52,138
Bank of Ireland	31,129		259,845
CRH	20,337		523,561
Elan	18,043	a	380,048
Kerry Group, Cl. A	5,133		142,477
Ryanair Holdings	4,000	a	15,228
Smurfit Kappa Group	4,504		26,985
			2,039,249
Italy--3.6%
A2A	46,138		167,370
Alleanza Assicurazioni	15,722		154,296
Assicurazioni Generali	39,812		1,385,208
Atlantia	9,957		270,317
Autogrill	3,846		45,966
Banca Carige	21,830		77,590
Banca Monte dei Paschi di Siena	75,989		216,969
Banca Popolare di Milano Scarl	15,093		152,009

Banco Popolare	5,496		98,958
Banco Popolare di Verona	19,243	a	346,477
Bulgari	6,217		68,240
Enel	161,986		1,501,274
ENI	97,253		3,292,751
Fiat	27,103		468,970
Finmeccanica	11,539		340,272
Fondiaria-SAI	2,598		86,665
IFIL Investments	9,871		68,228
Intesa Sanpaolo	288,151		1,625,267
Intesa Sanpaolo-RNC	33,828		178,820
Italcementi	2,673		37,577
Italcementi-RNC	3,242		34,210
Lottomatica	2,428		76,486
Luxottica Group	5,328		131,512
Mediaset	29,866		215,053
Mediobanca	18,297		268,494
Mediolanum	8,361		35,483
Parmalat	61,603		154,267
Pirelli & C	100,796		62,828
Prysmian	4,679		116,369
Saipem	9,788		380,268
Snam Rete Gas	30,285		200,114
Telecom Italia	382,627		693,710
Telecom Italia-RNC	223,255		302,459
Terna Rete Elettrica Nazionale	44,479		185,468
UniCredit	423,334		2,531,404
Unione di Banche Italiane	22,453		533,194
Unipol Gruppo Finanziario	20,249		52,919
			16,557,462
Japan--20.5%
77 Bank	12,000		71,655
Acom	2,020		58,831
Advantest	5,800		118,345
Aeon	24,000		290,635
Aeon Credit Service	3,960		50,366
AEON Mall	2,100		62,418
Aiful	2,525		26,308
Aioi Insurance	15,000		80,019
Aisin Seiki	7,200		187,085
Ajinomoto	24,800		254,150
Alfresa Holdings	1,100		67,374
All Nippon Airways	25,000		91,429
Alps Electric	6,000		61,202
Amada	15,000		101,662
Aozora Bank	19,959		48,089
Asahi Breweries	15,600		291,452
Asahi Glass	36,800		406,347
Ashai Kasei	44,900		229,016
Asics	6,000		55,690
Astellas Pharma	18,279		788,968
Bank of Kyoto	11,000		114,146
Bank of Yokohama	46,000		294,372
Benesse	2,800		121,676
Bridgestone	22,600		366,757
Brother Industries	7,400		93,028
Canon	39,950		1,822,181
Canon Marketing Japan	3,100		45,630
Casio Computer	8,900		109,256
Central Japan Railway	58		588,215
Chiba Bank	28,000		186,461

Chubu Electric Power	24,600		588,377
Chugai Pharmaceutical	9,728		154,179
Chugoku Bank	6,000		78,777
Chugoku Electric Power	10,200		218,047
Chuo Mitsui Trust Holdings	29,380		180,883
Citizen Holdings	13,000		91,470
COCA-COLA WEST HOLDINGS	1,600		35,270
Cosmo Oil	18,000		55,385
Credit Saison	6,500		135,756
CSK HOLDINGS	2,100		41,166
Dai Nippon Printing	22,800		313,006
Daicel Chemical Industries	11,000		64,399
Daido Steel	14,200		74,140
Daihatsu Motor	6,000		71,017
Daiichi Sankyo	26,683		793,847
Daikin Industries	10,000		423,172
Dainippon Sumitomo Pharma	3,000		24,915
Daito Trust Construction	3,200		145,722
Daiwa House Industry	18,400		172,501
Daiwa Securities Group	50,000		431,108
Dena	11		52,923
Denki Kagaku Kogyo	18,600		55,153
Denso	18,600		481,536
Dentsu	68		149,737
DIC	24,000		63,947
Dowa Holdings	11,000		73,270
Dowa Holdings (Rights)	7,000	a	0
East Japan Railway	129		1,007,668
Eisai	9,400		334,684
Electric Power Development	5,180		199,678
Elpida Memory	3,900	a	111,385
FamilyMart	2,100		91,545
Fanuc	7,300		572,502
Fast Retailing	1,900		211,736
Fuji Electric Holdings	21,000		57,379
Fuji Heavy Industries	18,000		96,314
Fuji Television Network	11		15,147
FUJIFILM Holdings	18,700		584,824
Fujitsu	68,800		499,661
Fukuoka Financial Group	29,000		121,144
Furukawa Electric	26,000		123,893
Gunma Bank	15,000		93,039
Hachijuni Bank	15,000		95,699
Hakuhodo DY Holdings	700		37,840
Hankyu Hashin Holdings	44,000		198,574
Haseko	44,500		48,242
Hikari Tsushin	700		21,283
Hino Motors	10,000		52,190
Hirose Electric	1,200		113,454
Hiroshima Bank	19,000		77,681
Hisamitsu Pharmaceutical	2,400		100,071
Hitachi	125,900		899,519
Hitachi Chemical	3,700		70,374
Hitachi Construction Machinery	4,200		108,854
Hitachi High-Technologies	2,700		52,446
Hitachi Metals	5,000		82,089
Hokkaido Electric Power	6,800		142,397
Hokuhoku Financial Group	48,000		122,888
Hokuriku Electric Power	6,500		158,163
Honda Motor	61,720		1,969,665
HOYA	15,300		311,558

Ibiden	4,800		139,387
Idemitsu Kosan	700		60,652
IHI	49,000		94,236
INPEX Holdings	31		310,947
Isetan Mitsukoshi Holdings	13,020	a	148,414
Isuzu Motors	47,000		201,084
Ito En	2,300		34,034
Itochu	57,500		562,937
Itochu Techno-Solutions	1,400		38,938
Iyo Bank	9,000		104,797
J Front Retailing	16,800		90,950
Jafco	1,000		38,179
Japan Airlines	35,600	a	72,115
Japan Petroleum Exploration	1,000		61,680
Japan Prime Realty Investment	21		50,554
Japan Real Estate Investment	15		153,983
Japan Retail Fund Investment	13		66,224
Japan Steel Works	14,000		249,042
Japan Tobacco	171		798,689
JFE Holdings	19,560		942,891
JGC	8,000		162,148
Joyo Bank	26,462		123,762
JS Group	10,024		144,402
JSR	6,700		118,709
JTEKT	7,300		109,057
Jupiter Telecommunications	82		64,298
Kajima	31,800		102,933
Kamigumi	9,400		68,671
Kaneka	12,000		73,848
Kansai Electric Power	29,499		683,770
Kansai Paint	7,000		48,620
Kao	20,000		517,476
Kawasaki Heavy Industries	52,000		132,096
Kawasaki Kisen Kaisha	21,000		163,922
KDDI	109		623,512
Keihin Electric Railway	15,000		95,683
Keio	24,000		128,640
Keisei Electric Railway	10,000		54,630
Keyence	1,314		283,414
Kikkoman	6,000		74,010
Kinden	5,000		50,352
Kintetsu	59,354		178,922
Kirin Holdings	29,000		440,328
Kobe Steel	99,000		277,651
Komatsu	34,200		841,474
Konami	3,400		107,099
Konica Minolta Holdings	18,500		302,386
Kubota	41,000		258,546
Kuraray	13,500		145,828
Kurita Water Industries	4,200		133,054
Kyocera	6,000		516,388
Kyowa Hakko Kogyo	7,705		85,764
Kyushu Electric Power	14,700		308,770
Lawson	2,500		129,066
Leopalace21	4,800		64,028
Mabuchi Motor	1,100		56,889
Makita	4,600		157,340
Marubeni	61,000		443,422
Marui Group	10,600		81,226
Maruichi Steel Tube	1,000		28,000
Matsushita Electric Industrial	69,195		1,463,178

Matsushita Electric Works	13,000		114,742
Mazda Motor	34,000		195,575
Mediceo Paltac Holdings	5,600		93,171
Meiji Dairies	9,000		46,008
Minebea	12,000		63,238
Mitsubishi	50,700		1,467,474
Mitsubishi Chemical Holdings	46,600		276,841
Mitsubishi Electric	74,000		716,465
Mitsubishi Estate	44,000		1,052,296
Mitsubishi Gas Chemical	15,000		98,766
Mitsubishi Heavy Industries	122,700		533,902
Mitsubishi Logistics	4,000		47,497
Mitsubishi Materials	41,000		160,183
Mitsubishi Motors	132,000	a	216,186
Mitsubishi Rayon	20,000		61,167
Mitsubishi Tanabe Pharma	9,000		116,679
Mitsubishi UFJ Financial Group	385,280		3,388,550
Mitsubishi UFJ Lease & Finance	1,990		86,746
Mitsubishi UFJ NICOS	13,000	a	43,059
Mitsui & Co.	64,400		1,334,963
Mitsui Chemicals	23,000		109,791
Mitsui Engineering & Shipbuilding	30,000		89,252
Mitsui Fudosan	32,000		717,152
Mitsui Mining & Smelting	20,000		60,568
Mitsui OSK Lines	42,000		540,215
Mitsui Sumitomo Insurance Group Holdings	13,569		446,142
Mitsumi Electric	3,100		60,128
Mizuho Financial Group	362		1,730,273
Mizuho Trust & Banking	45,000		69,022
Murata Manufacturing	7,900		324,574
Namco Bandai Holdings	8,550		103,231
NEC	75,800		413,404
NEC Electronics	1,100	a	29,433
NGK Insulators	10,000		143,984
NGK Spark Plug	7,000		78,529
NHK Spring	6,000		42,201
Nidec	4,200		297,170
Nikon	12,600		368,088
Nintendo	3,750		1,804,978
Nippon Building Fund	19		224,141
Nippon Electric Glass	13,085		192,050
Nippon Express	30,000		136,230
Nippon Meat Packers	7,000		110,578
Nippon Mining Holdings	31,800		191,620
Nippon Oil	46,800		293,873
Nippon Paper Group	32		89,979
Nippon Sheet Glass	22,000		89,475
Nippon Steel	191,100		1,084,301
Nippon Telegraph & Telephone	198		1,001,842
Nippon Yusen	40,800		346,024
Nipponkoa Insurance	24,000		191,513
Nishi-Nippon City Bank	22,000		63,324
Nissan Chemical Industries	6,000		71,048
Nissan Motor	86,300		662,367
Nisshin Seifun Group	7,800		106,610
Nisshin Steel	29,000		89,487
Nisshinbo Industries	5,000		60,138
Nissin Food Products	3,500		114,365
Nitori	1,450		78,898
Nitto Denko	6,200		177,022
NOK	4,300		61,907

Nomura Holdings	66,300		954,630
Nomura Real Estate Holdings	1,900		38,200
Nomura Real Estate Office Fund	8		59,833
Nomura Research Institute	4,200		93,733
NSK	17,000		140,067
NTN	16,000		99,482
NTT Data	50		205,563
NTT DoCoMo	613		986,292
NTT Urban Development	37		50,705
Obayashi	21,000		89,484
Obic	200		36,356
Odakyu Electric Railway	24,000		165,605
OJI Paper	30,000		150,742
OKUMA	6,000		52,307
Olympus	9,000		301,515
Omron	7,700		134,095
Ono Pharmaceutical	3,600		197,750
Onward Holdings	4,000		43,543
Oracle Japan	1,500		62,576
Oriental Land	1,700		106,152
ORIX	3,500		528,759
Osaka Gas	76,000		273,454
OSAKA Titanium Technologies	600		31,688
OTSUKA	600		39,348
Pioneer	5,900		45,875
Promise	2,700		68,713
Rakuten	264		132,283
Resona Holdings	197		281,392
Ricoh	25,000		401,668
Rohm	3,800		215,026
Sankyo	1,900		114,426
Santen Pharmaceutical	3,200		87,183
Sanyo Electric	60,000	a	133,602
Sapporo Hokuyo Holdings	11		68,431
Sapporo Holdings	9,000		64,063
SBI Securities	51		38,361
SBI Holdings	385		90,844
Secom	7,800		357,837
Sega Sammy Holdings	6,984		64,938
Seiko Epson	4,600		124,197
Sekisui Chemical	16,000		101,468
Sekisui House	18,000		167,206
Seven & I Holdings	30,560		932,366
Sharp	38,000		527,085
Shikoku Electric Power	6,800		178,238
Shimadzu	7,000		63,913
Shimamura	800		48,317
Shimano	2,500		115,308
Shimizu	25,000		99,483
Shin-Etsu Chemical	15,600		953,541
Shinko Electric Industries	2,700		35,492
Shinko Securities	22,000		71,159
Shinsei Bank	35,000		120,184
Shionogi & Co.	12,000		233,972
Shiseido	13,000		288,116
Shizuoka Bank	22,400		239,299
Showa Denko	45,000		114,273
Showa Shell Sekiyu	6,200		68,239
SMC	2,200		218,565
Softbank	28,400		518,039
Sojitz	43,900		133,831

Sompo Japan Insurance	31,000	306,470
Sony	37,580	1,412,776
Sony Financial Holdings	33	123,656
Square Enix	1,600	49,762
Stanley Electric	5,700	116,786
SUMCO	4,000	89,999
Sumitomo	40,700	546,362
Sumitomo Chemical	58,000	379,519
Sumitomo Electric Industries	28,900	350,818
Sumitomo Heavy Industries	21,000	131,502
Sumitomo Metal Industries	147,000	701,577
Sumitomo Metal Mining	21,000	268,135
Sumitomo Mitsui Financial Group	246	1,891,801
Sumitomo Realty & Development	14,000	284,742
Sumitomo Rubber Industries	7,000	55,738
Sumitomo Trust & Banking	51,000	347,495
Suruga Bank	7,000	87,078
Suzuken	2,820	96,788
Suzuki Motor	13,000	281,816
T & D Holdings	7,400	464,396
Taiheiyo Cement	38,000	75,233
Taisei	32,000	77,488
Taisho Pharmaceutical	5,000	103,167
Taiyo Nippon Sanso	12,000	98,859
Takashimaya	11,000	92,809
Takeda Pharmaceutical	31,600	1,675,483
Takefuji	4,610	63,222
TDK	4,700	272,498
Teijin	34,000	101,798
Terumo	6,500	334,130
THK	4,700	82,717
Tobu Railway	33,000	149,399
Toho	4,300	88,960
Toho Gas	13,000	74,524
Toho Titanium	800	14,709
Tohoku Electric Power	16,000	353,944
Tokai Rika	1,600	27,153
Tokio Marine Holdings	26,600	990,892
Tokuyama	8,000	49,841
Tokyo Broadcasting System	1,700	29,323
Tokyo Electric Power	45,572	1,252,415
Tokyo Electron	6,400	358,508
Tokyo Gas	84,000	336,892
Tokyo Steel Manufacturing	3,500	39,011
Tokyo Tatemono	11,000	53,590
Tokyu	39,820	218,081
Tokyu Land	16,000	79,300
TonenGeneral Sekiyu	10,000	84,356
Toppan Printing	20,000	206,613
Toray Industries	51,000	253,071
Toshiba	117,000	755,664
Tosoh	20,000	85,830
TOTO	11,000	79,471
Toyo Seikan Kaisha	5,800	104,315
Toyo Suisan Kaisha	3,000	75,297
Toyoda Gosei	2,600	70,788
Toyota Boshoku	2,400	52,894
Toyota Industries	6,600	190,159
Toyota Motor	101,114	4,336,795
Toyota Tsusho	8,300	163,370
Trend Micro	4,000	138,508

Ube Industries	36,600		130,507
UNICHARM	1,600		112,702
UNY	7,000		72,793
Ushio	4,200		64,364
USS	990		65,846
West Japan Railway	66		312,142
Yahoo! Japan	570		216,790
Yakult Honsha	4,000		114,234
Yamada Denki	3,260		219,774
Yamaguchi Financial Group	8,000		106,566
Yamaha	6,800		139,558
Yamaha Motor	7,400		124,454
Yamato Holdings	15,400		191,921
Yamato Kogyo	1,400		62,560
Yamazaki Baking	3,000		34,351
Yaskawa Electric	9,000		75,158
Yokogawa Electric	7,400		62,223
			94,020,580
Luxembourg--.7%
ArcelorMittal	32,551		2,906,085
Millicom International Cellular	2,582		190,502
SES	11,121		272,594
			3,369,181
Netherlands--2.6%
Aegon	52,888		622,027
Akzo Nobel	10,384		598,005
ASML Holding	15,786		365,759
Corio	1,591		123,101
European Aeronautic Defence and Space	12,242		232,837
Fugro	2,190		156,360
Heineken	9,062		423,182
Heineken Holding	4,056		174,158
ING Groep	71,206		2,333,649
Koninklijke Ahold	45,423		519,134
Koninklijke DSM	5,133		312,904
KONINKLIJKE KPN	69,546		1,216,393
Koninklijke Philips Electronics	40,641		1,362,056
Randstad Holding	4,124		117,301
Reed Elsevier	23,038		382,816
SBM Offshore	5,383		121,196
SNS Reaal	4,742		79,906
STMicroelectronics	25,421		283,275
TNT	14,294		503,140
TomTom	2,287	a	52,062
Unilever	60,968		1,687,531
Wolters Kluwer	11,365		265,808
			11,932,600
New Zealand--.1%
Auckland International Airport	38,406		57,191
Contact Energy	12,150		74,490
Fletcher Building	18,475		85,563
Sky City Entertainment Group	20,093		50,607
Telecom of New Zealand	64,861		179,090
			446,941
Norway--1.0%
Acergy	7,144		120,387
Aker Solutions	6,487		153,547
DNB NOR	28,325		365,851
Norsk Hydro	25,958		328,704
Orkla	30,877		395,203
Petroleum Geo-Services	6,756	a	157,940

Renewable Energy	5,800	a	171,183
SeaDrill	9,787		295,053
StatoilHydro	48,037		1,579,678
Storebrand	16,254		113,836
Telenor	31,556		479,509
Yara International	7,120		513,218
			4,674,109
Portugal--.3%
Banco BPI	9,520		36,094
Banco Comercial Portugues, Cl. R	88,548		158,191
Banco Espirito Santo	8,861		133,346
Brisa	11,976		121,830
Cimpor-Cimentos de Portugal	7,964		52,810
Energias de Portugal	68,973		378,269
Portugal Telecom	26,067		287,139
Sonae	27,207		28,866
Zon Multimedia Servicos de Telecomunicacoes	8,174		79,455
			1,276,000
Singapore--1.2%
Ascendas Real Estate Investment Trust	38,700		64,791
CapitaCommercial Trust	38,000		53,000
CapitaLand	65,000		269,176
CapitaMall Trust	42,000		91,715
City Developments	19,000		157,127
ComfortDelgro	64,700		73,951
Cosco Singapore	30,000		66,680
DBS Group Holdings	43,059		601,004
Fraser and Neave	33,150		106,872
Genting International	79,527	a	32,619
Golden Agri-Resources	186,000		96,852
Jardine Cycle & Carriage	5,422		68,854
Keppel	45,000		345,937
Keppel Land	14,000		49,728
Neptune Orient Lines	14,000		28,642
Noble Group	52,800		81,931
Olam International	25,300		41,731
Oversea-Chinese Banking	92,942		570,426
Parkway Holdings	27,000		39,319
SembCorp Industries	31,254		102,713
SembCorp Marine	32,000		97,500
Singapore Airlines	19,733		217,063
Singapore Exchange	29,000		143,465
Singapore Press Holdings	56,075		164,909
Singapore Technologies Engineering	50,000		100,579
Singapore Telecommunications	303,951		792,949
United Overseas Bank	46,112		654,296
UOL Group	22,111		54,344
Venture	9,000		70,484
Wilmar International	26,000		82,931
Yanlord Land Group	17,000		23,481
			5,345,069
Spain--4.0%
Abertis Infraestructuras	9,793		208,719
Acciona	1,078		228,157
Acerinox	5,729		113,879
ACS Actividades de Construccion y Servicios	7,474		369,782
Banco Bilbao Vizcaya Argentaria	133,262		2,459,729
Banco de Sabadell	33,826		276,553
Banco Popular Espanol	29,977		328,806
Banco Santander	233,628		4,549,207
Bankinter	8,284		78,973

Cintra Concesiones de Infraestructuras de Transporte	8,171		92,557
Criteria Caixacorp	29,483		160,084
Enagas	6,278		162,798
Fomento de Construcciones y Contratas	1,790		94,762
Gamesa Corp Tecnologica	6,617		316,747
Gas Natural SDG	4,231		206,823
Gestevision Telecinco	3,517		47,686
Grifols	4,637		139,489
Grupo Ferrovial	2,251		114,882
Iberdrola	130,578		1,784,721
Iberdrola Renovables	31,737		210,946
Iberia Lineas Aereas de Espana	15,888		47,843
Inditex	8,088		391,831
Indra Sistemas	3,965		106,406
Mapfre	21,459		107,476
Promotora de Informaciones	2,270		19,799
Red Electrica	3,916		236,761
Repsol	27,433		925,391
Sacyr Vallehermoso	3,126		63,601
Telefonica	160,482		4,189,078
Union Fenosa	13,227		356,616
Zardoya Otis	4,157		85,745
Zardoya Otis (Rights)	4,157	a	8,497
			18,484,344
Sweden--2.1%
Alfa Laval	13,848		217,387
Assa Abloy, Cl. B	11,327		155,819
Atlas Copco, Cl. A	25,005		390,464
Atlas Copco, Cl. B	15,166		214,896
Boliden	11,404		67,651
Electrolux, Ser. B	9,739		118,284
Getinge, Cl. B	6,599		153,752
Hennes & Mauritz, Cl. B	18,741		1,006,465
Holmen, Cl. B	1,992		58,920
Husqvarna, Cl. B	10,542		87,970
Investor, Cl. B	16,765		367,757
Lundin Petroleum	8,981	a	118,724
Modern Times Group, Cl. B	1,823		103,023
Nordea Bank	77,764		1,111,520
Sandvik	36,304		478,418
Scania, Cl. B	13,938		219,951
Securitas, Cl. B	12,514		145,783
Skandinaviska Enskilda Banken, Cl. A	17,207		356,838
Skanska, Cl. B	13,569		176,572
SKF, Cl. B	15,765		268,972
Ssab Svenskt Stal, Ser. A	6,728		186,775
Ssab Svenskt Stal, Ser. B	3,205		78,249
Svenska Cellulosa, Cl. B	21,762		248,125
Svenska Handelsbanken, Cl. A	17,496		446,673
Swedbank, Cl. A	13,280		278,692
Swedish Match	10,491		209,328
Tele2, Cl. B	11,115		195,606
Telefonaktiebolaget LM Ericsson, Cl. B	110,954		1,169,732
TeliaSonera	85,750		656,051
Volvo, Cl. B	41,565		504,821
			9,793,218
Switzerland--7.1%
ABB	81,971	a	2,177,550
Actelion	3,676	a	201,163
Adecco	4,927		226,981
Baloise Holding	1,861		175,712

Compagnie Financiere Richemont, Cl. A	19,543		1,175,750
Credit Suisse Group	39,078		1,966,951
EFG International	1,415		44,556
Geberit	1,556		198,657
Givaudan	256		209,221
Holcim	7,837		558,984
Julius Baer Holding	7,809		499,240
Kuehne & Nagel International	2,071		173,901
Lindt & Spruengli	28		73,981
Logitech International	6,335	a	169,256
Lonza Group	1,744		253,945
Nestle	146,680		6,449,441
Nobel Biocare Holding	4,300		132,939
Novartis	86,649		5,163,387
OC Oerlikon	259	a	63,761
Pargesa Holding	829		86,222
Roche Holding	26,244		4,865,658
Schindler Holding	1,768		121,381
SGS	180		254,542
Sonova Holding	1,720		125,718
Straumann Holding	254		59,622
Sulzer	1,068		128,710
Swatch Group	1,998		88,080
Swatch Group	1,250		292,223
Swiss Life Holding	1,319	a	341,077
Swiss Reinsurance	13,258		829,890
Swisscom	881		284,980
Syngenta	3,898		1,142,806
Synthes	2,244		311,548
UBS	110,903		2,156,681
Zurich Financial Services	5,449		1,441,541
			32,446,055
United Kingdom--21.2%
3i Group	15,226		272,054
Alliance & Leicester	11,811		79,665
AMEC	12,597		211,855
Anglo American	49,339		2,854,863
Antofagasta	14,506		166,232
Associated British Foods	13,106		186,016
AstraZeneca	54,442		2,661,599
Aviva	99,017		989,542
BAE Systems	132,159		1,178,074
Balfour Beatty	15,102		118,765
Barclays	304,039		2,035,680
Berkeley Group Holdings	2,791	a	39,834
BG Group	125,138		2,840,778
BHP Billiton	82,947		2,781,769
BP	705,183		7,284,833
British Airways	20,594		104,129
British American Tobacco	56,534		2,047,149
British Energy Group	38,307		553,563
British Land	20,120		279,987
British Sky Broadcasting	42,144		379,223
BT Group	295,663		1,018,498
Bunzl	13,319		166,745
Burberry Group	16,747		149,533
Cable & Wireless	100,100		327,176
Cadbury	51,291		608,599
Cairn Energy	4,817	a	261,451
Capita Group	22,482		306,399
Carnival	6,164		216,977

Carphone Warehouse Group	16,486		61,755
Centrica	139,863		872,031
Cobham	44,887		180,279
Compass Group	71,529		518,593
Daily Mail & General Trust, Cl. A	10,993		69,302
Diageo	96,417		1,681,692
Enterprise Inns	20,106		123,467
Eurasian Natural Resources	12,094		252,747
Experian PLC	38,111		296,692
Firstgroup	16,996		174,734
Friends Provident	81,313		135,946
G4S	42,490		162,445
GKN	25,766		108,843
GlaxoSmithKline	204,815		4,771,254
Hammerson	10,472		199,246
Hays	50,437		80,178
HBOS	195,402		1,124,446
Home Retail Group	31,652		136,215
HSBC Holdings	442,430		7,353,092
ICAP	20,326		202,326
IMI	13,028		113,423
Imperial Tobacco Group	38,665		1,447,582
Inchcape	17,639		87,702
Intercontinental Hotels Group	10,871		143,419
International Power	55,633		454,866
Invensys	29,066	a	162,943
Investec	14,570		97,697
ITV	138,441		116,826
J Sainsbury	39,388		246,165
Johnson Matthey	8,443		279,471
Kazakhmys	7,534		223,713
Kingfisher	88,057		206,528
Ladbrokes	24,809		123,966
Land Securities Group	17,407		445,502
Legal & General Group	230,535		446,621
Liberty International	9,266		172,170
Lloyds TSB Group	211,219		1,235,340
Logica	59,228		124,364
London Stock Exchange Group	5,370		88,397
Lonmin	5,752		276,308
Man Group	64,419		784,150
Marks & Spencer Group	61,327		314,033
Meggitt	23,721		93,038
Mitchells & Butlers	20,100		98,645
Mondi	12,622		62,820
National Express Group	4,590		88,832
National Grid	94,952		1,256,447
Next	7,537		142,508
Old Mutual	191,726		368,777
Pearson	31,026		399,794
Persimmon	10,410		59,544
Prudential	93,841		1,014,960
Punch Taverns	9,683		49,008
Reckitt Benckiser Group	22,685		1,241,155
Reed Elsevier	40,969		467,862
Rentokil Initial	71,091		94,352
Rexam	25,044		188,641
Rio Tinto	37,264		3,941,796
Rolls-Royce Group	69,785	a	495,235
Royal Bank of Scotland Group	602,427		2,526,919
Royal Dutch Shell, Cl. A	133,312		4,750,768

Royal Dutch Shell, Cl. B	103,076		3,638,553
RSA Insurance Group	126,377		330,199
SABMiller	34,377		714,343
Sage Group	47,292		183,521
Schroders	3,970		75,811
Scottish & Southern Energy	32,851		912,347
Segro	16,027		130,008
Serco Group	17,755		144,553
Severn Trent	8,877		234,050
Shire	20,588		339,109
Smith & Nephew	34,762		372,534
Smiths Group	14,458		299,860
Stagecoach Group	19,497		110,072
Standard Chartered	52,566		1,613,987
Standard Life	81,212		366,389
Tate & Lyle	17,848		138,150
Taylor Wimpey	40,562		31,537
Tesco	294,876		2,105,172
Thomas Cook Group	18,592		74,026
Thomso Reuters	7,444		201,723
Tomkins	32,482		79,786
Tui Travel	22,531		89,264
Tullow Oil	26,399		411,814
Unilever	48,990		1,346,978
United Business Media	8,737		97,959
United Utilities Group	26,155		360,346
Vedanta Resources	5,296		211,706
Vodafone Group	1,984,413		5,348,033
Whitbread	7,152		157,542
William Hill	13,032		81,189
WM Morrison Supermarkets	89,003		456,634
Wolseley	24,615		166,637
WPP Group	43,018		412,225
Xstrata	23,742		1,714,737
			96,509,352
Total Common Stocks
(cost $393,624,440)			441,625,526

Preferred Stocks--.4%
Germany--.4%
Bayerische Motoren Werke	1,506		55,548
Fresenius	2,854		232,445
Henkel & Co.	6,905		276,342
Porsche Automobil Holding	3,340		504,450
ProSieben Sat.1 Media	2,639		22,523
RWE	1,511		145,201
Volkswagen	3,901		610,969
			1,847,478
Italy--.0%
IFI-Istituto Finanziario Industriale	1,887	a	40,130
Unipol Gruppo Finanziario	38,571		77,934
			118,064
Total Preferred Stocks
(cost $1,452,958)			1,965,542

	Principal
Short-Term Investments--.2%	Amount ($)		Value ($)
U.S. Treasury Bills;
1.86%, 9/18/08
(cost $952,632)	955,000	[b]	952,927

Other Investment--1.3%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $5,962,000)	5,962,000 [c]	5,962,000

Total Investments (cost $401,992,030)	98.3%	450,505,995
Cash and Receivables (Net)	1.7%	7,751,973
Net Assets	100.0%	458,257,968

a	Non-income producing security.

b	All or partially held by a broker as collateral for open financial futures positions.

c	Investment in affiliated money market mutual fund.

At July 31, 2008, the aggregate cost of investment securities for income tax purposes was $401,992,030.

Net unrealized appreciation on investments was $48,513,965 of which $83,551,408 related to appreciated investment securities and $35,037,443 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES
July 31, 2008 (Unaudited)
				Unrealized
		Market Value		Appreciation/
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 7/31/2008 ($)
Financial Futures Long
DJ Euro Stoxx 50	120	6,326,530	September 2008	(185,344)
FTSE 100	38	4,068,955	September 2008	(195,327)
TOPIX	30	3,612,435	September 2008	(125,614)
				(506,285)

STATEMENT OF INVESTMENTS
Dreyfus S&P 500 Index Fund
July 31, 2008 (Unaudited)

Common Stocks--97.5%	Shares		Value ($)
Consumer Discretionary--7.9%
Abercrombie & Fitch, Cl. A	21,500	a	1,187,230
Amazon.com	77,500	a,b	5,916,350
Apollo Group, Cl. A	34,400	a,b	2,142,776
AutoNation	33,800	a,b	348,816
AutoZone	10,800	a,b	1,407,132
Bed Bath & Beyond	65,500	a,b	1,822,865
Best Buy	86,725	a	3,444,717
Big Lots	20,400	a,b	621,384
Black & Decker	15,200	a	912,304
Carnival	109,200	a	4,033,848
CBS, Cl. B	170,312	a	2,786,304
Centex	30,600	a	449,208
Coach	85,600	b	2,183,656
Comcast, Cl. A	742,627		15,312,969
D.R. Horton	68,500	a	761,720
Darden Restaurants	35,850		1,167,635
Dillard's, Cl. A	14,300	a	144,573
DIRECTV Group	178,200	a,b	4,814,964
Eastman Kodak	72,100	a	1,055,544
Expedia	52,200	a,b	1,021,554
Family Dollar Stores	35,200	a	820,160
Ford Motor	559,574	a,b	2,685,955
Fortune Brands	38,500	a	2,206,435
GameStop, Cl. A	40,300	a,b	1,632,553
Gannett	57,500	a	1,041,900
Gap	113,725	a	1,833,247
General Motors	141,600	a	1,567,512
Genuine Parts	41,300	a	1,656,543
Goodyear Tire & Rubber	60,100	a,b	1,179,763
H & R Block	81,400		1,980,462
Harley-Davidson	59,700	a	2,259,048
Harman International Industries	15,100	a	621,667
Hasbro	35,700	a	1,382,304
Home Depot	425,603		10,142,119
IAC/InterActiveCorp	45,200	a,b	789,192
International Game Technology	78,200		1,697,722
Interpublic Group of Cos.	117,900	a,b	1,036,341
J.C. Penney	55,500		1,711,065

Johnson Controls	148,500	a	4,478,760
Jones Apparel Group	21,500	a	359,910
KB Home	19,300	a	339,487
Kohl's	76,900	b	3,222,879
Leggett & Platt	41,900	a	817,050
Lennar, Cl. A	34,800	a	421,080
Limited Brands	75,100	a	1,238,399
Liz Claiborne	24,900	a	325,443
Lowe's Cos.	367,100		7,459,472
Macy's	105,500		1,984,455
Marriott International, Cl. A	75,300	a	1,951,023
Mattel	90,400		1,812,520
McDonald's	284,300		16,998,297
McGraw-Hill	80,700		3,282,069
Meredith	9,400	a	240,264
New York Times, Cl. A	36,000	a	453,240
Newell Rubbermaid	69,262		1,144,901
News, Cl. A	577,600		8,161,488
NIKE, Cl. B	95,800	a	5,621,544
Nordstrom	44,800	a	1,287,552
Office Depot	68,300	b	464,440
Omnicom Group	80,200		3,423,738
Polo Ralph Lauren	14,700	a	869,799
Pulte Homes	53,500	a	653,235
RadioShack	32,800		547,104
Scripps Networks Interactive, Cl.
A	22,400	a	908,096
Sears Holdings	17,562	a,b	1,422,522
Sherwin-Williams	25,500	a	1,357,875
Snap-On	14,400		810,576
Stanley Works	19,613	a	872,386
Staples	175,375		3,945,938
Starbucks	182,700	b	2,683,863
Starwood Hotels & Resorts
Worldwide	47,100		1,615,059
Target	195,300	a	8,833,419
Tiffany & Co.	31,800	a	1,201,722
Time Warner	897,450		12,851,484
TJX Cos.	106,500	a	3,590,115
VF	21,900		1,567,602
Viacom, Cl. B	158,712	b	4,432,826
Walt Disney	477,800	a	14,501,230
Washington Post, Cl. B	1,460	a	902,645
Wendy's International	21,900		502,605
Whirlpool	18,946	a	1,434,212

Wyndham Worldwide	44,254	a	793,917
Yum! Brands	118,940		4,260,431
			223,826,209
Consumer Staples--11.0%
Altria Group	527,400		10,732,590
Anheuser-Busch	178,900		12,122,264
Archer-Daniels-Midland	160,960		4,608,285
Avon Products	106,772		4,527,133
Brown-Forman, Cl. B	21,100	a	1,518,356
Campbell Soup	55,100	a	2,004,538
Clorox	34,700		1,891,150
Coca-Cola	501,000		25,801,500
Coca-Cola Enterprises	71,900		1,217,267
Colgate-Palmolive	127,500		9,469,425
ConAgra Foods	122,000	a	2,644,960
Constellation Brands, Cl. A	48,500	a,b	1,043,720
Costco Wholesale	108,700		6,813,316
CVS Caremark	358,174		13,073,351
Dean Foods	37,900	a,b	807,270
Estee Lauder, Cl. A	28,500	a	1,256,850
General Mills	84,200	a	5,421,638
H.J. Heinz	78,800		3,969,944
Hershey	42,100	a	1,548,017
Kellogg	63,700	a	3,379,922
Kimberly-Clark	105,100		6,077,933
Kraft Foods, Cl. A	380,183		12,097,423
Kroger	165,900		4,691,652
Lorillard	43,598	b	2,925,862
McCormick & Co.	32,000		1,283,200
Molson Coors Brewing, Cl. B	35,100		1,894,347
Pepsi Bottling Group	34,300		955,255
PepsiCo	397,800		26,477,568
Philip Morris International	529,000		27,322,850
Procter & Gamble	765,665		50,135,744
Reynolds American	42,800	a	2,389,524
Safeway	110,100	a	2,941,872
Sara Lee	178,100	a	2,432,846
SUPERVALU	52,914		1,355,657
SYSCO	151,000		4,282,360
Tyson Foods, Cl. A	68,500	a	1,020,650
UST	37,400	a	1,967,614
Wal-Mart Stores	583,600		34,210,632
Walgreen	248,000		8,516,320
Whole Foods Market	34,900	a	773,733
Wm. Wrigley Jr.	54,100		4,271,736

			311,876,274
Energy--13.6%
Anadarko Petroleum	117,064		6,779,176
Apache	83,650		9,383,020
Baker Hughes	77,390		6,416,405
BJ Services	73,300		2,155,020
Cabot Oil & Gas	23,700		1,043,037
Cameron International	54,600	a,b	2,607,696
Chesapeake Energy	120,300	a	6,033,045
Chevron	518,726		43,863,471
ConocoPhillips	386,880		31,577,146
Consol Energy	45,700		3,399,623
Devon Energy	111,900		10,618,191
El Paso	175,275	a	3,142,681
ENSCO International	36,000	a	2,489,040
EOG Resources	62,300		6,263,019
Exxon Mobil	1,325,176		106,583,906
Halliburton	218,800	a	9,806,616
Hess	70,500		7,148,700
Marathon Oil	177,350		8,773,505
Massey Energy	20,200		1,499,850
Murphy Oil	47,500	a	3,787,175
Nabors Industries	70,200	b	2,559,492
National Oilwell Varco	104,100	b	8,185,383
Noble	67,200		3,485,664
Noble Energy	43,000		3,176,410
Occidental Petroleum	205,800		16,223,214
Peabody Energy	68,100		4,606,965
Range Resources	38,800		1,884,128
Rowan	27,800		1,106,440
Schlumberger	299,600		30,439,360
Smith International	50,200	a	3,733,876
Southwestern Energy	85,500	b	3,104,505
Spectra Energy	158,186		4,297,914
Sunoco	29,400		1,193,934
Tesoro	34,400	a	531,136
Transocean	79,992	a,b	10,881,311
Valero Energy	132,600		4,430,166
Weatherford International	170,400	b	6,429,192
Williams	146,300		4,688,915
XTO Energy	134,575		6,355,977
			390,684,304
Financial--14.9%
Aflac	119,200	a	6,628,712
Allstate	138,100		6,382,982

American Capital	50,900	a	1,034,288
American Express	290,500		10,783,360
American International Group	674,379		17,567,573
Ameriprise Financial	55,760		2,369,800
AON	74,875		3,429,275
Apartment Investment & Management,
Cl. A	22,915	a	783,005
Assurant	23,900		1,436,868
AvalonBay Communities	19,200	a	1,914,432
Bank of America	1,143,287		37,614,142
Bank of New York Mellon	286,857		10,183,423
BB & T	136,600	a	3,827,532
Boston Properties	29,900	a	2,876,081
Capital One Financial	94,100	a	3,939,026
CB Richard Ellis Group, Cl. A	43,500	a,b	611,175
Charles Schwab	234,900		5,376,861
Chubb	91,700		4,405,268
Cincinnati Financial	41,385	a	1,152,158
CIT Group	70,600	a	598,688
Citigroup	1,365,417		25,519,644
CME Group	13,650	a	4,915,775
Comerica	37,600	a	1,079,872
Developers Diversified Realty	29,900	a	955,604
Discover Financial Services	119,880		1,756,242
E*TRADE FINANCIAL	115,600	a,b	349,112
Equity Residential	67,400		2,909,658
Federal National Mortgage
Association	266,900	a	3,069,350
Federated Investors, Cl. B	21,600	a	709,776
Fifth Third Bancorp	144,167	a	2,014,013
First Horizon National	46,600	a	438,040
Franklin Resources	39,300		3,953,973
Freddie Mac	161,600	a	1,320,272
General Growth Properties	66,700	a	1,828,247
Genworth Financial, Cl. A	108,200		1,727,954
Goldman Sachs Group	98,800	a	18,183,152
Hartford Financial Services Group	78,900		5,001,471
HCP	58,600		2,113,702
Host Hotels & Resorts	131,000	a	1,717,410
Hudson City Bancorp	129,700	a	2,368,322
Huntington Bancshares	91,574	a	642,849
IntercontinentalExchange	17,700	a,b	1,766,460
Janus Capital Group	36,900	a	1,119,546
JPMorgan Chase & Co.	866,086		35,189,074
KeyCorp	121,000		1,276,550

Kimco Realty	63,200	a	2,230,328
Legg Mason	35,400	a	1,428,390
Lehman Brothers Holdings	174,700	a	3,029,298
Leucadia National	44,400	a	1,987,788
Lincoln National	65,000		3,100,500
Loews	90,817		4,046,806
M & T Bank	19,300	a	1,358,334
Marsh & McLennan Cos.	128,300		3,624,475
Marshall & Ilsley	65,499	a	995,585
MBIA	52,600	a	311,918
Merrill Lynch & Co.	342,100	a	9,116,965
MetLife	178,200		9,047,214
MGIC Investment	30,100	a	192,640
Moody's	51,400	a	1,789,234
Morgan Stanley	277,660		10,962,017
National City	190,100	a	899,173
Northern Trust	48,000		3,752,160
NYSE Euronext	66,300		3,132,012
Plum Creek Timber	42,800	a	2,085,216
PNC Financial Services Group	86,700	a	6,180,843
Principal Financial Group	64,600	a	2,746,146
Progressive	169,700		3,436,425
ProLogis	65,800		3,216,304
Prudential Financial	109,400	a	7,545,318
Public Storage	31,200	a	2,554,968
Regions Financial	173,533	a	1,645,093
Safeco	22,400		1,481,984
Simon Property Group	56,400	a	5,224,332
SLM	116,700	b	1,999,071
Sovereign Bancorp	119,730	a	1,139,830
State Street	107,000		7,665,480
SunTrust Banks	87,800	a	3,605,068
T. Rowe Price Group	65,100	a	3,896,235
Torchmark	22,800	a	1,323,540
Travelers Cos.	151,712		6,693,533
U.S. Bancorp	436,553		13,362,887
Unum Group	86,795	a	2,096,967
Vornado Realty Trust	33,800		3,213,366
Wachovia	536,181	a	9,259,846
Washington Mutual	371,274	a	1,978,890
Wells Fargo & Co.	828,300	a	25,072,641
XL Capital, Cl. A	75,800	a	1,356,062
Zions Bancorporation	26,800	a	784,436
			425,410,035
Health Care--12.4%

Abbott Laboratories	386,700		21,786,678
Aetna	121,616		4,987,472
Allergan	77,100	a	4,003,803
AmerisourceBergen	40,700	a	1,704,109
Amgen	273,012	b	17,098,741
Applied Biosystems	41,900		1,547,367
Barr Pharmaceuticals	27,000	b	1,781,460
Baxter International	157,400		10,799,214
Becton, Dickinson & Co.	61,000		5,179,510
Biogen Idec	73,485	b	5,126,313
Boston Scientific	337,710	b	4,015,372
Bristol-Myers Squibb	496,500		10,486,080
C.R. Bard	25,100		2,330,284
Cardinal Health	89,225		4,794,059
Celgene	109,300	b	8,251,057
CIGNA	70,100		2,595,102
Coventry Health Care	38,700	a,b	1,368,819
Covidien	125,342		6,171,840
DaVita	26,300	b	1,468,855
Eli Lilly & Co.	248,100		11,687,991
Express Scripts	63,200	a,b	4,458,128
Forest Laboratories	76,400	b	2,712,964
Genzyme	66,900	b	5,127,885
Gilead Sciences	231,400	b	12,490,972
Hospira	39,670	b	1,513,807
Humana	42,600	b	1,870,566
IMS Health	45,900		959,310
Intuitive Surgical	9,700	a,b	3,019,513
Johnson & Johnson	706,818		48,395,828
King Pharmaceuticals	61,566	a,b	708,625
Laboratory Corp. of America
Holdings	27,600	a,b	1,865,208
McKesson	69,577		3,895,616
Medco Health Solutions	127,082	b	6,300,726
Medtronic	281,700		14,882,211
Merck & Co.	538,400		17,713,360
Millipore	13,800	a,b	970,830
Mylan	76,100	a,b	987,017
Patterson Cos.	32,400	a,b	1,011,852
PerkinElmer	29,400		855,540
Pfizer	1,696,809		31,679,424
Quest Diagnostics	39,300	a	2,089,188
Schering-Plough	405,500		8,547,940
St. Jude Medical	85,000	b	3,959,300
Stryker	59,700		3,832,143

Tenet Healthcare	118,650	a,b	686,984
Thermo Fisher Scientific	104,700	a,b	6,336,444
UnitedHealth Group	308,200		8,654,256
Varian Medical Systems	31,400	a,b	1,884,000
Waters	25,000	b	1,698,500
Watson Pharmaceuticals	25,900	a,b	748,769
WellPoint	132,000	b	6,923,400
Wyeth	334,700		13,562,044
Zimmer Holdings	58,320	b	4,018,831
			351,545,307
Industrial--11.2%
3M	177,000		12,459,030
Allied Waste Industries	84,300	a,b	1,020,030
Avery Dennison	26,600	a	1,170,666
Boeing	188,498		11,519,113
Burlington Northern Santa Fe	73,500		7,653,555
C.H. Robinson Worldwide	42,900		2,067,780
Caterpillar	154,200	a	10,719,984
Cintas	32,700		929,988
Cooper Industries, Cl. A	44,100		1,859,697
CSX	101,500		6,859,370
Cummins	50,600	a	3,356,804
Danaher	63,700	a	5,073,705
Deere & Co.	108,100		7,584,296
Dover	48,000		2,382,240
Eaton	41,300	a	2,933,952
Emerson Electric	195,800		9,535,460
Equifax	32,400		1,136,916
Expeditors International
Washington	53,300		1,892,683
FedEx	77,720	a	6,127,445
Fluor	44,400		3,611,940
General Dynamics	99,900		8,905,086
General Electric	2,499,900		70,722,171
Goodrich	31,300		1,538,082
Honeywell International	186,225		9,467,679
Illinois Tool Works	100,200	a	4,694,370
Ingersoll-Rand, Cl. A	79,666		2,867,976
ITT	45,400		3,039,984
Jacobs Engineering Group	30,400	b	2,351,136
L-3 Communications Holdings	30,600		3,019,914
Lockheed Martin	84,700		8,836,751
Manitowoc	32,500	a	856,700
Masco	91,200	a	1,503,888
Monster Worldwide	31,400	a,b	557,036

Norfolk Southern	94,100		6,767,672
Northrop Grumman	85,790		5,781,388
Paccar	91,761	a	3,859,468
Pall	30,700		1,240,894
Parker Hannifin	42,175		2,601,354
Pitney Bowes	52,800		1,673,232
Precision Castparts	34,800		3,251,364
R.R. Donnelley & Sons	53,700		1,433,790
Raytheon	106,700		6,074,431
Robert Half International	39,700	a	1,004,013
Rockwell Automation	37,100		1,651,321
Rockwell Collins	40,600		2,017,414
Ryder System	14,500	a	956,420
Southwest Airlines	184,018	a	2,868,841
Terex	25,400	b	1,202,182
Textron	62,200		2,703,834
Tyco International	121,342		5,407,000
Union Pacific	129,600	a	10,684,224
United Parcel Service, Cl. B	256,000		16,148,480
United Technologies	244,100		15,617,518
W.W. Grainger	16,800		1,503,768
Waste Management	123,900		4,403,406
			317,107,441
Information Technology--16.1%
Adobe Systems	133,000	a,b	5,499,550
Advanced Micro Devices	151,500	a,b	637,815
Affiliated Computer Services, Cl.
A	24,000	a,b	1,156,800
Agilent Technologies	91,316	b	3,292,855
Akamai Technologies	41,800	a,b	975,612
Altera	76,900	a	1,687,955
Analog Devices	73,500		2,242,485
Apple	221,150	b	35,151,792
Applied Materials	340,000		5,888,800
Autodesk	56,200	a,b	1,792,218
Automatic Data Processing	130,800		5,586,468
BMC Software	48,100	b	1,582,009
Broadcom, Cl. A	112,150	a,b	2,724,124
CA	97,629	a	2,329,428
Ciena	22,599	a,b	467,121
Cisco Systems	1,481,600	b	32,580,384
Citrix Systems	46,300	b	1,233,432
Cognizant Technology Solutions,
Cl. A	72,100	b	2,023,847
Computer Sciences	38,000	b	1,800,060

Compuware	68,600	b	754,600
Convergys	31,700	b	402,590
Corning	395,000		7,903,950
Dell	506,900	b	12,454,533
eBay	277,200	b	6,977,124
Electronic Arts	79,900	b	3,450,082
Electronic Data Systems	127,400		3,160,794
EMC	518,500	b	7,782,685
Fidelity National Information
Services	42,800		811,060
Fiserv	41,150	b	1,967,793
Google, Cl. A	58,300	b	27,619,625
Hewlett-Packard	618,566		27,711,757
Intel	1,436,600		31,878,154
International Business Machines	344,500		44,089,110
Intuit	82,000	b	2,241,060
Jabil Circuit	52,000		845,520
JDS Uniphase	56,300	a,b	615,359
Juniper Networks	131,000	a,b	3,409,930
KLA-Tencor	42,500	a	1,597,575
Lexmark International, Cl. A	23,800	a,b	834,904
Linear Technology	55,300	a	1,717,065
LSI	165,400	a,b	1,147,876
MasterCard, Cl. A	18,300	a	4,467,945
MEMC Electronic Materials	57,100	b	2,638,591
Microchip Technology	47,200	a	1,507,096
Micron Technology	190,200	a,b	918,666
Microsoft	2,008,800		51,666,336
Molex	35,200	a	863,456
Motorola	563,995		4,872,917
National Semiconductor	54,100		1,133,395
NetApp	85,900	a,b	2,194,745
Novell	88,100	b	490,717
Novellus Systems	25,500	a,b	519,435
NVIDIA	138,950	b	1,589,588
Oracle	994,900	b	21,420,197
Paychex	80,975		2,665,697
QLogic	33,600	a,b	633,024
QUALCOMM	406,000		22,468,040
SanDisk	57,300	a,b	807,930
Sun Microsystems	198,300	b	2,107,929
Symantec	211,739	b	4,461,341
Tellabs	103,500	b	531,990
Teradata	44,900	b	1,051,558
Teradyne	43,600	a,b	408,532

Texas Instruments	331,800		8,089,284
Total System Services	49,700	a	973,126
Tyco Electronics	119,842		3,971,563
Unisys	88,000	a,b	324,720
VeriSign	48,700	a,b	1,584,698
Western Union	185,546		5,128,491
Xerox	225,500		3,075,820
Xilinx	71,600	a	1,777,828
Yahoo!	345,100	b	6,864,039
			459,234,595
Materials--3.7%
Air Products & Chemicals	52,800		5,027,088
AK Steel Holding	28,100	a	1,784,350
Alcoa	204,448		6,900,120
Allegheny Technologies	25,277	a	1,195,349
Ashland	14,000		584,780
Ball	24,400		1,087,752
Bemis	24,900	a	701,184
Dow Chemical	233,363	a	7,773,322
E.I. du Pont de Nemours & Co.	225,912		9,897,205
Eastman Chemical	19,100	a	1,145,236
Ecolab	43,900	a	1,962,330
Freeport-McMoRan Copper & Gold	96,121	a	9,299,707
Hercules	28,400	a	569,420
International Flavors & Fragrances	20,300		816,466
International Paper	106,953		2,964,737
MeadWestvaco	43,511		1,166,530
Monsanto	137,628		16,392,871
Newmont Mining	113,425		5,439,863
Nucor	78,600		4,497,492
Pactiv	32,600	a,b	785,986
PPG Industries	41,000		2,486,240
Praxair	78,400	a	7,348,432
Rohm & Haas	31,315	a	2,348,625
Sealed Air	40,464	a	878,069
Sigma-Aldrich	32,400	a	1,967,976
Titanium Metals	24,700	a	278,122
United States Steel	29,500		4,730,620
Vulcan Materials	27,100	a	1,739,549
Weyerhaeuser	53,000		2,833,380
			104,602,801
Telecommunication Services--3.0%
American Tower, Cl. A	99,500	b	4,169,050
AT & T	1,490,085		45,909,518
CenturyTel	26,700	a	992,973

Embarq	37,042	a	1,695,412
Frontier Communications	82,000		947,920
Qwest Communications International	384,600	a	1,473,018
Sprint Nextel	712,645		5,800,930
Verizon Communications	714,956		24,337,102
Windstream	113,523		1,353,194
			86,679,117
Utilities--3.7%
AES	167,400	b	2,701,836
Allegheny Energy	41,800		2,023,120
Ameren	52,200	a	2,144,898
American Electric Power	100,760		3,980,020
CenterPoint Energy	81,866		1,291,027
CMS Energy	56,300	a	760,050
Consolidated Edison	68,100	a	2,703,570
Constellation Energy Group	44,500	a	3,700,620
Dominion Resources	145,016	a	6,406,807
DTE Energy	40,800	a	1,671,984
Duke Energy	317,172	a	5,575,884
Dynergy, Cl. A	124,046	b	834,830
Edison International	81,500		3,939,710
Entergy	48,000	a	5,132,160
Exelon	164,550		12,936,921
FirstEnergy	76,502		5,626,722
FPL Group	102,400	a	6,607,872
Integrys Energy	19,074	a	973,918
Nicor	11,300	a	449,966
NiSource	68,600		1,171,688
Pepco Holdings	50,300	a	1,254,482
PG & E	89,600		3,452,288
Pinnacle West Capital	25,100	a	842,607
PPL	93,400		4,386,064
Progress Energy	65,069	a	2,753,069
Public Service Enterprise Group	127,200		5,316,960
Questar	43,200	a	2,284,416
Sempra Energy	62,766	a	3,524,939
Southern	192,400	a	6,809,036
TECO Energy	52,800	a	979,440
Xcel Energy	107,310		2,152,639
			104,389,543
Total Common Stocks
(cost $1,876,611,919)			2,775,355,626

Short-Term Investments--.2%	Principal Amount ($)		Value ($)

U.S. Treasury Bills:
1.77%, 9/25/08	3,000,000	[c]	2,992,950
1.87%, 9/4/08	1,505,000	[c]	1,502,773
Total Short-Term Investments
(cost $4,494,229)			4,495,723

Other Investment--2.4%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $67,537,000)	67,537,000	[d]	67,537,000

Investment of Cash Collateral for
Securities Loaned--11.2%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $317,876,403)	317,876,403	[d]	317,876,403

Total Investments (cost $2,266,519,551)	111.3%		3,165,264,752
Liabilities, Less Cash and Receivables	(11.3%)		(322,563,522)
Net Assets	100.0%		2,842,701,230

a	All or a portion of these securities are on loan. At July 31, 2008, the total market value of the fund's securities on loan is $302,514,254 and the total market value of the collateral held by the fund is $317,876,403.

b	Non-income producing security.

c	All or partially held by a broker as collateral for open financial futures positions.

d	Investment in affiliated money market mutual fund.

At July 31, 2008, the aggregate cost of investment securities for income tax purposes was $2,266,519,551.

Net unrealized appreciation on investments was $898,745,201 of which $1,156,283,053 related to appreciated investment securities and $257,537,852 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES July 31, 2008 (Unaudited)

Unrealized
		Market Value		Appreciation/
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 7/31/2008	($)
Financial Futures Long
Standard & Poor's 500 E-mini	1,120	70,957,600	September 2008	(2,205,059)

STATEMENT OF INVESTMENTS
Dreyfus Smallcap Stock Index Fund
July 31, 2008 (Unaudited)

Common Stocks--99.4%	Shares		Value ($)
Consumer Discretionary--13.2%
4Kids Entertainment	15,750	a	135,765
Aaron Rents	121,747	b	3,344,390
AH Belo, Cl. A	36,650	b	197,910
Arbitron	49,400	b	2,321,800
Arctic Cat	3,500	b	31,150
ATC Technology Corporation	60,000	a	1,507,200
Audiovox, Cl. A	11,000	a,b	100,430
Big 5 Sporting Goods	43,650	b	348,763
Blue Nile	27,550	a,b	1,061,226
Brown Shoe	70,275	b	1,134,238
Brunswick	169,600	b	2,187,840
Buffalo Wild Wings	26,900	a,b	885,817
Cabela's	89,900	a,b	1,044,638
California Pizza Kitchen	69,400	a,b	905,670
Cato, Cl. A	78,200		1,398,998
CBRL Group	43,300		1,046,561
CEC Entertainment	61,375	a,b	2,139,532
Champion Enterprises	131,949	a,b	521,199
Charlotte Russe Holding	53,400	a,b	692,064
Children's Place Retail Stores	43,800	a,b	1,666,590
Christopher & Banks	71,825	b	624,877
CKE Restaurants	76,950	b	944,176
Coinstar	46,000	a,b	1,586,540
CPI	4,800	b	66,096
Crocs	152,300	a,b	676,212
Deckers Outdoor	28,450	a,b	3,215,134
DineEquity	32,200	b	743,820
Dress Barn	87,850	a,b	1,417,020
Drew Industries	40,850	a,b	604,580
E.W. Scripps, Cl. A	51,067		353,381
Ethan Allen Interiors	73,000	b	1,832,300
Finish Line, Cl. A	81,847	b	888,040
Fleetwood Enterprises	92,150	a,b	260,784
Fossil	97,725	a,b	2,617,075
Fred's, Cl. A	80,200	b	1,031,372
Genesco	46,650	a,b	1,371,510
Group 1 Automotive	38,100	b	748,665
Gymboree	66,050	a,b	2,470,270
Haverty Furniture	23,850	b	272,367
Hibbett Sports	62,100	a,b	1,307,205
Hillenbrand	121,450		2,811,567
Hot Topic	72,100	a,b	453,509
Iconix Brand Group	112,050	a,b	1,344,600
Jack in the Box	114,400	a,b	2,468,752
JAKKS Pacific	72,400	a,b	1,591,352
Jo-Ann Stores	48,110	a,b	1,056,977
JoS. A. Bank Clothiers	34,300	a,b	768,320
K-Swiss, Cl. A	43,800	b	677,148
La-Z-Boy	71,500	b	527,670
Landry's Restaurants	17,950	b	261,532
Libbey	27,650		250,785
Lithia Motors, Cl. A	22,150	b	102,997
Live Nation	149,950	a,b	1,892,369
LKQ	222,450	a,b	4,560,225

M/I Homes	32,150	b	609,242
Maidenform Brands	40,650	a,b	622,351
Marcus	59,350	b	944,258
MarineMax	6,800	a,b	44,744
Men's Wearhouse	91,900	b	1,829,729
Meritage Homes	52,250	a,b	943,112
Midas	54,750	a,b	786,757
Monaco Coach	37,600	b	84,224
Monarch Casino & Resort	41,650	a,b	513,128
Movado Group	51,850		1,114,775
Multimedia Games	68,750	a,b	354,750
National Presto Industries	6,500		464,620
Nautilus	9,500	b	46,360
NutriSystem	65,300	b	1,123,813
O'Charleys	24,550	b	276,188
OfficeMax	147,400		1,880,824
Oxford Industries	24,000		504,960
P.F. Chang's China Bistro	49,650	a,b	1,290,900
Panera Bread, Cl. A	66,550	a,b	3,334,155
Papa John's International	54,450	a	1,540,391
Peet's Coffee & Tea	23,300	a,b	454,117
PEP Boys-Manny Moe & Jack	62,150	b	458,667
Perry Ellis International	31,500	a	685,125
PetMed Express	52,150	a,b	756,175
Pinnacle Entertainment	89,700	a,b	1,013,610
Polaris Industries	69,500	b	2,974,600
Pool	79,830	b	1,762,646
Pre-Paid Legal Services	16,250	a	682,825
Quiksilver	210,450	a,b	1,614,152
Radio One, Cl. D	114,850	a,b	113,702
RC2	52,850	a,b	1,213,436
Red Robin Gourmet Burgers	35,250	a,b	875,258
Ruby Tuesday	99,200	a	682,496
Russ Berrie & Co.	14,150	a,b	137,397
Ruth's Hospitality Group	15,000	a,b	71,550
Select Comfort	86,050	a,b	170,379
Shuffle Master	59,873	a,b	289,187
Skechers USA, Cl. A	70,000	a,b	1,323,000
Skyline	8,650	b	225,506
Sonic	123,217	a,b	1,859,345
Sonic Automotive, Cl. A	52,850	b	532,200
Spartan Motors	79,750	b	432,245
Stage Stores	62,000	b	918,840
Stamps.com	51,100	a	695,471
Standard Motor Products	12,500		117,375
Standard Pacific (Rights)\	134,200	a	25,498
Standard-Pacific	134,200	b	448,228
Steak n Shake	25,978	a,b	178,988
Stein Mart	23,250	b	103,928
Sturm Ruger & Co.	35,600	a	215,380
Superior Industries International	38,800	b	655,332
Texas Roadhouse, Cl. A	75,650	a,b	702,032
Tractor Supply	59,750	a,b	2,271,098
Triarc, Cl. B	92,000	b	513,360
True Religion Apparel	27,400	a,b	708,016
Tuesday Morning	34,850	a,b	133,824
Tween Brands	48,450	a,b	667,157
UniFirst	30,900	b	1,383,393
Universal Electronics	35,450	a,b	805,424
Universal Technical Institute	32,650	a,b	479,302
Volcom	33,650	a,b	603,681

Winnebago Industries	47,050	b	600,358
WMS Industries	84,900	a,b	2,392,482
Wolverine World Wide	112,900	b	3,017,817
Zale	54,200	a,b	1,198,904
Zumiez	24,450	a,b	360,882
			120,304,677
Consumer Staples--3.9%
Alliance One International	189,300	a,b	846,171
Andersons	37,750	b	1,715,737
Boston Beer, Cl. A	19,150	a,b	867,303
Casey's General Stores	91,050	b	2,239,830
Central Garden & Pet, Cl. A	117,000	a	489,060
Chattem	38,600	a,b	2,488,542
Darling International	150,800	a,b	2,439,944
Flowers Foods	145,712	b	4,381,560
Great Atlantic & Pacific Tea	43,550	a,b	692,880
Green Mountain Coffee Roasters	28,800	a,b	1,046,880
Hain Celestial Group	78,850	a,b	2,061,139
J & J Snack Foods	34,050	b	1,078,363
Lance	45,750	b	841,800
Longs Drug Stores	57,950	b	2,709,162
Mannatech	30,900	b	204,867
Nash Finch	32,450	b	1,280,802
Ralcorp Holdings	53,650	a,b	2,894,954
Sanderson Farms	29,250	b	1,162,395
Spartan Stores	44,100	b	1,049,139
Spectrum Brands	45,550	a,b	114,786
TreeHouse Foods	58,000	a,b	1,571,800
United Natural Foods	84,450	a,b	1,623,129
WD-40	36,150		1,235,246
			35,035,489
Energy--8.0%
Atwood Oceanics	110,500	a	5,073,055
Basic Energy Services	43,800	a,b	1,179,096
Bristow Group	47,950	a,b	2,157,270
CARBO Ceramics	37,700	b	2,062,944
Dril-Quip	49,850	a,b	2,698,879
Gulf Island Fabrication	25,250	b	1,119,837
Hornbeck Offshore Services	40,550	a,b	1,807,719
ION Geophysical	148,700	a	2,374,739
Lufkin Industries	29,800	b	2,658,160
Matrix Service	49,850	a	1,125,114
NATCO Group, Cl. A	36,450	a,b	1,736,843
Oceaneering International	105,200	a	6,379,328
Penn Virginia	76,700	b	4,659,525
Petroleum Development	31,750	a,b	1,756,093
PetroQuest Energy	83,250	a,b	1,737,428
Pioneer Drilling	123,000	a,b	1,954,470
SEACOR Holdings	43,800	a,b	3,664,746
St. Mary Land & Exploration	117,700	b	5,009,312
Stone Energy	63,450	a	3,237,219
Superior Well Services	26,950	a,b	855,932
Swift Energy	66,650	a,b	3,387,153
Tetra Technologies	131,500	a,b	2,489,295
Unit	98,100	a	6,626,655
W-H Energy Services	58,750	a,b	5,377,388
World Fuel Services	62,250	b	1,500,225
			72,628,425
Financial--16.8%
Acadia Realty Trust	58,450	b	1,326,230
Anchor Bancorp Wisconsin	32,850	b	236,520

Bank Mutual	102,100		1,194,570
BankAtlantic Bancorp, Cl. A	76,000	b	103,360
BioMed Realty Trust	135,050	b	3,484,290
Boston Private Financial Holdings	104,850	b	820,975
Brookline Bancorp	115,900	b	1,130,025
Cascade Bancorp	57,450	b	429,151
Cash America International	61,050		2,573,868
Central Pacific Financial	57,000	b	630,990
Colonial Properties Trust	100,050	b	1,996,998
Columbia Banking System	31,250		472,187
Community Bank System	77,450	b	1,827,820
Corus Bankshares	68,500	b	267,835
Delphi Financial Group, Cl. A	74,725		1,864,389
DiamondRock Hospitality	167,100	b	1,540,662
Dime Community Bancshares	70,400		1,177,792
Downey Financial	43,280	b	91,321
East West Bancorp	108,900	b	1,296,999
EastGroup Properties	50,800		2,357,120
Entertainment Properties Trust	65,050	b	3,489,282
Essex Property Trust	50,700	b	6,152,445
Extra Space Storage	167,750	b	2,377,017
Financial Federal	43,900	b	1,011,895
First BanCorp/Puerto Rico	178,600		1,562,750
First Cash Financial Services	54,750	a,b	1,044,082
First Commonwealth Financial	141,900	b	1,617,660
First Financial Bancorp	64,400		727,720
First Financial Bankshares	42,000		1,927,380
First Midwest Bancorp	92,824	b	1,905,677
FirstFed Financial	21,950	a,b	175,600
Flagstar Bancorp	64,400	b	285,936
Forestar Real Estate Group	63,950	a,b	1,156,216
Frontier Financial	77,550	b	895,702
Glacier Bancorp	100,050	b	2,168,083
Greenhill & Co.	32,600	b	2,002,618
Guaranty Financial Group	64,300	a,b	212,833
Hancock Holding	46,700	b	2,096,363
Hanmi Financial	72,000	b	381,600
Hilb, Rogal & Hobbs	65,500		2,839,425
Home Properties	63,000	b	3,466,260
Independent Bank	38,815	b	196,792
Infinity Property & Casualty	31,650		1,410,324
Inland Real Estate	117,400	b	1,755,130
Investment Technology Group	81,600	a	2,426,784
Irwin Financial	31,850	b	130,903
Kilroy Realty	59,700	b	2,734,857
Kite Realty Group Trust	47,100		584,982
LaBranche & Co.	102,650	a	709,311
LandAmerica Financial Group	29,400	b	337,806
LaSalle Hotel Properties	73,100	b	1,660,101
Lexington Realty Trust	138,100	b	1,988,640
LTC Properties	38,800	b	1,134,124
Medical Properties Trust	114,700	b	1,272,023
Mid-America Apartment Communities	59,750	b	3,433,833
Nara Bancorp	40,000	b	419,200
National Financial Partners	67,750	b	1,412,588
National Penn Bancshares	160,600	b	2,156,858
National Retail Properties	138,350	b	2,924,719
Navigators Group	26,000	a	1,236,560
Old National Bancorp	135,450	b	2,056,131
optionsXpress Holdings	93,700	b	2,324,697
Parkway Properties	36,850	b	1,300,437

Pennsylvania Real Estate
Investment Trust	71,850	b	1,323,477
Piper Jaffray	26,000	a,b	923,000
Portfolio Recovery Associates	31,950	a,b	1,273,847
Presidential Life	40,600	b	651,224
PrivateBancorp	52,600	b	1,554,330
ProAssurance	61,050	a,b	2,987,787
Prosperity Bancshares	66,000	b	2,118,600
Provident Bankshares	62,024	b	564,418
PS Business Parks	34,050		1,791,030
Rewards Network	63,750	a	316,838
RLI	37,650		2,056,443
Safety Insurance Group	31,250	b	1,327,188
Selective Insurance Group	100,550	b	2,171,880
Senior Housing Properties Trust	217,100		4,569,955
Signature Bank	58,400	a	1,718,712
South Financial Group	119,950	b	723,299
Sovran Self Storage	35,450		1,482,165
Sterling Bancorp	58,400	b	819,936
Sterling Bancshares	130,650	b	1,269,918
Sterling Financial	85,285	b	637,932
Stewart Information Services	32,100	b	560,466
Susquehanna Bancshares	156,550	b	2,241,796
SWS Group	44,106	b	834,486
Tanger Factory Outlet Centers	55,150	b	2,059,301
Tower Group	39,450	b	898,671
TradeStation Group	55,150	a	594,517
Trustco Bank	144,044	b	1,257,504
UCBH Holdings	191,050	b	861,636
UMB Financial	73,800	b	4,064,166
Umpqua Holdings	107,500	b	1,459,850
United Bankshares	83,400	b	2,100,846
United Community Banks	75,600	b	805,140
United Fire & Casualty	37,950		1,031,102
Whitney Holding	118,670	b	2,439,855
Wilshire Bancorp	37,000	b	455,840
Wintrust Financial	38,850	b	802,253
World Acceptance	41,800	a,b	1,369,368
Zenith National Insurance	76,050	b	2,616,881
			152,662,103
Health Care--13.0%
Abaxis	36,800	a,b	731,952
Air Methods	24,000	a,b	688,080
Allscripts Healthcare Solutions	112,750	a,b	1,358,637
Alpharma, Cl. A	88,250	a,b	2,004,157
Amedisys	47,066	a,b	3,017,872
American Medical Systems Holdings	123,050	a,b	2,026,633
AMERIGROUP	114,650	a,b	2,912,110
AMN Healthcare Services	53,950	a	1,019,655
AmSurg	55,950	a,b	1,499,460
Analogic	31,850	b	2,330,783
ArQule	50,000	a	189,500
ArthroCare	55,250	a,b	1,167,985
BIOLASE Technology	41,000	a	120,540
Cambrex	92,650	a,b	705,066
Centene	90,350	a	2,015,708
Chemed	47,648	b	2,039,334
CONMED	68,950	a	2,095,390
Cooper	92,350	b	3,112,195
Cross Country Healthcare	53,650	a	855,717
CryoLife	46,400	a	630,576

Cubist Pharmaceuticals	122,100	a,b	2,766,786
Cyberonics	42,850	a,b	1,183,517
Datascope	29,100	b	1,358,388
Dionex	39,900	a	2,773,848
Eclipsys	101,000	a	2,227,050
Enzo Biochem	59,267	a,b	842,184
Gentiva Health Services	64,950	a,b	1,658,823
Greatbatch	47,400	a,b	969,804
Haemonetics	45,700	a	2,653,342
HealthExtras	62,400	a,b	1,872,624
HealthSpring	92,650	a	1,802,042
Healthways	67,700	a,b	1,720,257
HMS Holdings	38,800	a	965,344
ICU Medical	40,400	a,b	1,148,572
Immucor	131,400	a,b	3,959,082
Integra LifeSciences Holdings	33,600	a,b	1,534,176
Invacare	75,450	b	1,775,338
Inventiv Health	64,850	a,b	1,566,776
Kendle International	22,000	a,b	905,300
Kensey Nash	35,500	a,b	1,232,915
LCA-Vision	53,650	b	315,462
LHC Group	30,550	a	856,011
Magellan Health Services	77,200	a,b	3,223,100
Martek Biosciences	64,300	a,b	2,418,323
MedCath	40,600	a,b	758,002
Mentor	66,900	b	1,659,789
Meridian Bioscience	67,750	b	1,762,177
Merit Medical Systems	61,200	a	1,236,852
Molina Healthcare	29,550	a,b	881,772
Natus Medical	43,000	a	998,030
Noven Pharmaceuticals	48,350	a,b	600,507
Odyssey HealthCare	60,600	a	570,852
Omnicell	65,300	a,b	1,061,125
Osteotech	33,950	a	195,552
Owens & Minor	74,850	b	3,437,112
Palomar Medical Technologies	37,050	a,b	473,870
PAREXEL International	97,900	a	2,861,617
Pediatrix Medical Group	92,400	a,b	4,495,260
PharmaNet Development Group	39,700	a	957,961
PharMerica	51,550	a,b	1,219,158
Phase Forward	85,550	a,b	1,574,120
PSS World Medical	131,500	a,b	2,203,940
Regeneron Pharmaceuticals	106,750	a,b	2,336,758
RehabCare Group	46,950	a,b	777,492
Res-Care	56,000	a,b	1,028,160
Salix Pharmaceuticals	84,600	a,b	675,108
Savient Pharmaceuticals	74,900	a	1,990,842
Sciele Pharma	78,850	a,b	1,470,553
Sunrise Senior Living	77,050	a,b	1,381,507
SurModics	24,100	a,b	1,014,369
Symmetry Medical	55,150	a,b	921,557
Theragenics	63,500	a	229,870
ViroPharma	149,250	a,b	1,837,268
Vital Signs	23,050	b	1,686,108
West Pharmaceutical Services	60,900	b	2,796,528
Zoll Medical	33,600	a	1,058,400
			118,402,630
Industrial--18.8%
A.O. Smith	48,350	b	1,919,495
AAR	64,850	a,b	1,114,771
ABM Industries	77,150	b	1,846,199

Acuity Brands	84,000	b	3,432,240
Administaff	47,950	b	1,376,644
Albany International, Cl. A	39,600		1,136,520
Angelica	10,900	b	239,146
Apogee Enterprises	59,450		1,027,296
Applied Industrial Technologies	76,475	b	2,043,412
Applied Signal Technology	27,800		406,992
Arkansas Best	57,850	b	2,148,549
Astec Industries	37,800	a,b	1,206,576
Baldor Electric	89,283	b	3,040,086
Barnes Group	89,550	b	2,022,935
Belden	83,962	b	3,099,877
Bowne & Co.	64,950	b	839,803
Brady, Cl. A	104,850	b	3,844,849
Briggs & Stratton	87,050	b	1,178,657
Building Materials Holding	59,450	b	110,577
C & D Technologies	30,650	a,b	246,119
Cascade	17,250	b	756,930
CDI	36,300		747,054
Ceradyne	58,750	a,b	2,723,062
CLARCOR	97,200	b	3,744,144
Consolidated Graphics	21,300	a,b	713,550
Cubic	34,950	b	933,864
Curtiss-Wright	83,050	b	4,371,752
EMCOR Group	142,200	a,b	4,283,064
EnPro Industries	45,350	a,b	1,633,053
Esterline Technologies	62,400	a	3,043,872
Forward Air	56,550	b	2,069,164
G & K Services, Cl. A	40,950		1,393,938
Gardner Denver	105,150	a	4,794,840
GenCorp	101,850	a,b	853,503
Gibraltar Industries	64,650	b	1,022,116
Griffon	43,000	a,b	432,150
Healthcare Services Group	67,300	b	1,117,853
Heartland Express	98,874	b	1,684,813
Heidrick & Struggles International	37,000	b	1,049,320
Hub Group, Cl. A	76,300	a,b	2,965,018
II-VI	44,700	a,b	1,719,162
Insituform Technologies, Cl. A	52,000	a	899,080
Interface, Cl. A	100,550	b	1,191,517
John Bean Technologies	54,300	a	787,350
Kaman	46,000	b	1,153,680
Kaydon	51,100	b	2,423,162
Kirby	109,550	a,b	5,227,726
Knight Transportation	92,800	b	1,755,776
Landstar System	105,250		5,323,545
Lawson Products	7,800	b	228,696
Lennox International	110,600	b	3,948,420
Lindsay	22,100	b	2,039,167
Lydall	42,000	a	653,520
Magnetek	21,400	a	99,510
Mobile Mini	63,050	a,b	1,259,739
Moog, Cl. A	79,375	a,b	3,528,219
Mueller Industries	82,400	b	2,115,208
NCI Building Systems	46,600	a,b	1,745,636
Old Dominion Freight Line	55,800	a,b	2,047,860
On Assignment	63,150	a,b	538,670
Orbital Sciences	113,800	a	2,846,138
Quanex Building Products	67,125		1,033,725
Regal-Beloit	60,800	b	2,538,400
Robbins & Myers	73,700		3,741,749

School Specialty	40,150	a,b	1,337,397
Simpson Manufacturing	68,250	b	1,638,683
SkyWest	126,100		1,919,242
Spherion	128,050	a	626,165
Standard Register	38,550	b	340,397
Standex International	28,000		612,920
Sykes Enterprises	71,950	a	1,270,637
Teledyne Technologies	69,950	a,b	4,399,855
Tetra Tech	114,856	a,b	3,299,813
Toro	83,900	b	2,730,945
Tredegar	55,100	b	902,538
Triumph Group	30,950	b	1,639,112
TrueBlue	87,950	a	1,328,045
United Stationers	44,350	a,b	1,699,936
Universal Forest Products	37,500	b	1,012,500
Valmont Industries	35,450	b	3,789,960
Viad	34,000	b	1,036,320
Vicor	30,950	b	337,355
Volt Information Sciences	27,850	a,b	386,280
Wabash National	46,150	b	429,195
Waste Connections	125,825	a,b	4,578,772
Watsco	47,900	b	2,388,773
Watson Wyatt Worldwide, Cl. A	90,700	b	5,255,158
Watts Water Technologies, Cl. A	56,850	b	1,679,349
Woodward Governor	120,000		5,400,000
			171,498,805
Information Technology--16.6%
Actel	56,600	a,b	778,250
Adaptec	221,650	a	809,022
Advanced Energy Industries	73,200	a,b	1,011,624
Agilysys	38,050	b	456,600
Anixter International	58,100	a,b	3,952,543
Arris Group	252,372	a,b	2,415,200
ATMI	60,050	a	1,352,926
Avid Technology	69,020	a,b	1,526,032
Axcelis Technologies	167,150	a,b	839,093
Bankrate	23,450	a,b	737,502
Bel Fuse, Cl. B	28,900		819,604
Benchmark Electronics	143,550	a,b	2,101,572
Black Box	39,500	b	1,173,150
Blackbaud	86,650	b	1,547,569
Blue Coat Systems	74,900	a,b	1,088,297
Brightpoint	93,840	a,b	646,558
Brooks Automation	160,548	a,b	1,253,880
Cabot Microelectronics	45,750	a,b	1,786,080
CACI International, Cl. A	60,350	a,b	2,713,336
Captaris	53,300	a	179,088
Catapult Communications	15,350	a	113,590
Checkpoint Systems	85,600	a	1,803,592
CIBER	84,400	a	596,708
Cognex	75,550	b	1,424,117
Cohu	43,900	b	698,888
Comtech Telecommunications	51,300	a,b	2,520,369
Concur Technologies	77,550	a,b	3,196,611
CSG Systems International	71,200	a	1,263,088
CTS	88,750	b	1,141,325
CyberSource	124,218	a,b	2,204,869
Cymer	70,500	a,b	1,867,545
Daktronics	58,800	b	1,049,580
DealerTrack Holdings	60,400	a,b	941,032
Digi International	82,250	a,b	832,370

Diodes	56,749	a,b	1,473,772
Ditech Networks	57,000	a,b	112,860
DSP Group	61,050	a,b	431,013
Electro Scientific Industries	51,750	a	809,370
Epicor Software	116,850	a,b	789,906
EPIQ Systems	42,150	a,b	492,312
Exar	100,500	a,b	773,850
FactSet Research Systems	83,100	b	4,792,377
FARO Technologies	34,250	a	811,725
FEI	62,050	a,b	1,566,762
Gerber Scientific	47,500	a,b	563,825
Gevity HR	38,350	b	285,707
Harmonic	170,850	a,b	1,330,921
Hutchinson Technology	43,100	a	639,604
Informatica	175,100	a,b	2,834,869
InfoSpace	82,250	b	776,440
Insight Enterprises	102,400	a	1,306,624
Intevac	50,000	a	532,500
Itron	63,200	a,b	5,835,256
j2 Global Communications	85,550	a,b	2,050,633
JDA Software Group	52,950	a	903,856
Keithley Instruments	21,950		206,330
Knot	56,750	a,b	497,130
Kopin	110,000	a	355,300
Kulicke & Soffa Industries	93,200	a,b	592,752
Littelfuse	38,750	a	1,238,450
LoJack	56,000	a,b	343,840
Manhattan Associates	60,800	a,b	1,492,032
ManTech International, Cl. A	44,750	a,b	2,498,840
MAXIMUS	31,400	b	1,165,254
Mercury Computer Systems	30,300	a	231,492
Methode Electronics	84,000	b	939,960
Micrel	123,300	b	1,173,816
Micros Systems	156,900	a,b	4,970,592
Microsemi	141,500	a,b	3,673,340
MKS Instruments	104,850	a,b	2,159,910
MTS Systems	38,500	b	1,612,765
NETGEAR	78,950	a,b	1,196,093
Network Equipment Technologies	27,000	a,b	78,840
Newport	72,300	a,b	758,427
Novatel Wireless	74,750	a,b	698,913
Park Electrochemical	50,950	b	1,291,073
PC-Tel	38,450		401,034
Perficient	64,900	a,b	653,543
Pericom Semiconductor	38,100	a	543,306
Phoenix Technologies	36,000	a	434,520
Photon Dynamics	29,650	a,b	441,785
Photronics	72,000	a	306,000
Plexus	83,200	a,b	2,371,200
Progress Software	88,250	a,b	2,597,198
Quality Systems	42,200	b	1,386,270
Radiant Systems	52,300	a	596,743
Radisys	35,750	a,b	413,985
Rogers	35,250	a,b	1,456,178
Rudolph Technologies	78,550	a,b	685,742
ScanSource	52,000	a,b	1,595,880
Secure Computing	126,200	a,b	495,966
SI International	28,700	a	524,636
Skyworks Solutions	296,500	a,b	2,804,890
Smith Micro Software	51,300	a,b	369,360
Sonic Solutions	56,550	a,b	291,233

SPSS	43,850	a,b	1,449,243
Standard Microsystems	48,100	a,b	1,275,612
StarTek	12,400	a	111,848
Stratasys	33,950	a,b	527,923
Supertex	38,900	a,b	1,167,389
Symmetricom	82,400	a,b	397,992
Synaptics	47,150	a,b	2,273,573
SYNNEX	24,700	a,b	576,992
Take-Two Interactive Software	137,200	a	3,128,160
Technitrol	84,550		1,185,391
THQ	110,625	a,b	1,679,288
Tollgrade Communications	50,950	a	264,940
Triquint Semiconductor	281,500	a	1,584,845
TTM Technologies	71,050	a,b	799,313
Tyler Technologies	61,600	a,b	984,368
Ultratech	31,550	a,b	465,047
United Online	153,850	b	1,670,811
Varian Semiconductor Equipment
Associates	147,850	a,b	4,320,177
Veeco Instruments	51,550	a,b	839,234
ViaSat	46,900	a,b	1,080,107
Websense	82,500	a,b	1,721,775
Wright Express	75,750	a,b	2,011,163
			151,015,601
Materials--3.6%
A.M. Castle & Co.	32,650	b	660,836
AMCOL International	46,700	b	1,490,664
Arch Chemicals	42,050	b	1,349,805
Balchem	33,000		833,250
Brush Engineered Materials	35,750	a,b	855,497
Buckeye Technologies	79,800	a,b	778,050
Century Aluminum	61,900	a,b	3,678,098
Deltic Timber	17,100	b	1,040,877
Georgia Gulf	53,450	b	155,005
H.B. Fuller	104,500	b	2,612,500
Headwaters	80,850	a,b	1,059,943
Material Sciences	29,000	a	219,530
Myers Industries	57,859	b	648,021
Neenah Paper	22,900	b	427,772
NewMarket	27,650	b	1,707,664
Olympic Steel	20,500	b	1,042,425
OM Group	60,250	a	2,024,400
Omnova Solutions	64,900	a	174,581
Penford	12,350		176,852
PolyOne	165,800	a,b	1,243,500
Quaker Chemical	24,627		735,855
Rock-Tenn, Cl. A	71,250	b	2,532,938
RTI International Metals	40,750	a,b	1,110,845
Schulman (A.)	52,650	b	1,223,060
Schweitzer-Mauduit International	28,700	b	534,107
Texas Industries	48,600	b	2,512,620
Tronox, Cl. B	86,450	b	121,030
Wausau Paper	97,400		862,964
Zep	37,650	b	642,686
			32,455,375
Telecommunication Services--.2%
Fairpoint Communications	161,700	b	1,122,198
General Communication, Cl. A	71,900	a,b	644,943
			1,767,141
Utilities--5.3%
Allete	43,350	b	1,844,976

American States Water	25,100	b	906,612
Atmos Energy	193,550		5,123,268
Avista	123,900	b	2,802,618
Central Vermont Public Service	25,600		564,224
CH Energy Group	26,100	b	946,125
Cleco	126,350	b	3,175,175
El Paso Electric	80,850	a	1,670,361
Laclede Group	53,814	b	2,282,252
New Jersey Resources	89,550	b	3,052,760
Northwest Natural Gas	51,550	b	2,332,638
Piedmont Natural Gas	131,700	b	3,526,926
South Jersey Industries	68,250	b	2,545,725
Southern Union	229,722		6,000,339
Southwest Gas	98,200		2,837,980
UGI	197,350		5,340,291
UIL Holdings	46,866	b	1,465,968
UniSource Energy	57,400	b	1,753,570
			48,171,808
Total Common Stocks
(cost $865,004,583)			903,942,054
	Principal
Short -Term Investments--.1%	Amount ($)		Value ($)
U.S. Treasury Bills
1.25%, 10/16/08	75,000	[c]	74,747
1.80%, 9/25/08	100,000	[c]	99,765
1.81%, 8/21/08	250,000	[c]	249,799
1.88%, 8/28/08	75,000	[c]	74,917
Total Short-Term Investments
(cost $499,170)			499,228

Other Investment--.4%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,874,000)	3,874,000	[d]	3,874,000

Investment of Cash Collateral for
Securities Loaned--36.3%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $330,189,221)	330,189,221	[d]	330,189,221

Total Investments (cost $1,199,566,974)	136.2%		1,238,504,503
Liabilities, Less Cash and Receivables	(36.2%)		(329,339,370)
Net Assets	100.0%		909,165,133

a	Non-income producing security.

b	All or a portion of these securities are on loan. At July 31, 2008, the total market value of the fund's securities on loan is $311,816,181 and the total market value of the collateral held by the fund is $330,189,221.

c	All or partially held by a broker as collateral for open financial futures positions.

d	Investment in affiliated money market mutual fund.

At July 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,199,566,973.

Net unrealized appreciation on investments was $38,937,529 of which $173,674,234 related to appreciated investment securities and $134,736,705 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES
July 31, 2008 (Unaudited)

Unrealized
		Market Value		Appreciation/
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 7/31/2008	($)
Financial Futures Long
Russell 2000 E-Mini	72	5,151,600	September 2008	309,773

Item 2.

Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Index Funds, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	September 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	September 25, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	September 25, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)